FMI International Fund II - Currency Unhedged
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 95.5% (1)
COMMON STOCKS - 90.8% (1)
COMMERCIAL SERVICES SECTOR - 4.1%
	Advertising/Marketing Services - 1.7%
114,600	WPP PLC (Jersey) (a)	$1,201,216
	Miscellaneous Commercial Services - 2.4%
45,400	Genpact Ltd. (Bermuda)	1,705,678
CONSUMER DURABLES SECTOR - 2.0%
	Electronics/Appliances - 2.0%
174,500	Howden Joinery Group PLC (Britain) (a)	1,425,733
CONSUMER NON-DURABLES SECTOR - 10.7%
	Beverages: Alcoholic - 1.9%
31,500	Diageo PLC (Britain) (a)	1,354,219
	Food: Specialty/Candy - 5.4%
650	Barry Callebaut AG (Switzerland) (a)	1,255,852
77,500	Greggs PLC (Britain) (a)	2,517,603
		3,773,455
	Household/Personal Care - 3.4%
45,700	Unilever PLC (Britain) (a)	2,379,797
CONSUMER SERVICES SECTOR - 8.7%
	Other Consumer Services - 3.6%
925	Booking Holdings Inc. (United States) (2)	2,497,805
	Restaurants - 5.1%
32,750	Sodexo S.A. (France) (a)	3,606,353
DISTRIBUTION SERVICES SECTOR - 12.7%
	Medical Distributors - 2.4%
22,900	DKSH Holding AG (Switzerland) (a)	1,704,513
	Wholesale Distributors - 10.3%
28,975	Ferguson PLC (Jersey) (a)	4,576,657
106,450	Rexel S.A. (France) (a)	2,630,804
		7,207,461
ELECTRONIC TECHNOLOGY SECTOR - 11.1%
	Aerospace & Defense - 4.6%
20,800	Safran S.A. (France) (a)	3,259,571
	Computer Processing Hardware - 5.0%
39,100	Sony Group Corp. (Japan) (a)	3,529,565
	Electronic Equipment/Instruments - 1.5%
56,700	Yokogawa Electric Corp. (Japan) (a)	1,049,581
FINANCE SECTOR - 8.6%
	Finance/Rental/Leasing - 2.2%
22,050	Ashtead Group PLC (Britain) (a)	1,528,750
	Major Banks - 4.3%
66,900	DBS Group Holdings Ltd. (Singapore) (a)	1,562,301
2,595,800	Lloyds Banking Group PLC (Britain) (a)	1,438,981
		3,001,282
	Multi-Line Insurance - 2.1%
19,200	Arch Capital Group Ltd. (Bermuda) (2)	1,437,120
HEALTH SERVICES SECTOR - 2.2%
	Medical/Nursing Services - 2.2%
32,700	Fresenius Medical Care AG & Co. KGaA (Germany) (a)	1,562,774
HEALTH TECHNOLOGY SECTOR - 8.4%
	Medical Specialties - 5.4%
82,099	Koninklijke Philips N.V. (Netherlands) (a) (2)	1,778,898
123,950	Smith & Nephew PLC (Britain) (a)	1,999,730
		3,778,628
	Pharmaceuticals: Major - 3.0%
6,950	Roche Holding AG (Switzerland) (a)	2,123,017
INDUSTRIAL SERVICES SECTOR - 2.2%
	Contract Drilling - 2.2%
30,800	Schlumberger Ltd. (Curacao)	1,512,896
PROCESS INDUSTRIES SECTOR - 1.5%
	Chemicals: Specialty - 1.5%
24,100	NOF Corp. (Japan) (a)	1,035,311
PRODUCER MANUFACTURING SECTOR - 6.0%
	Building Products - 1.9%
105,000	Sanwa Holdings Corp. (Japan) (a)	1,367,012
	Electrical Products - 1.3%
44,000	Smiths Group PLC (Britain) (a)	920,559
	Industrial Conglomerates - 1.4%
19,250	Jardine Matheson Holdings Ltd. (Bermuda) (a)	976,171
	Industrial Machinery - 1.0%
31,800	Nabtesco Corp. (Japan) (a)	702,837
	Trucks/Construction/Farm Machinery - 0.4%
11,248	Weir Group PLC (Britain) (a)	251,119
RETAIL TRADE SECTOR - 8.1%
	Discount Stores - 6.1%
607,000	B&M European Value Retail S.A. (Luxembourg) (a)	4,298,983
	Specialty Stores - 2.0%
234,675	CK Hutchison Holdings Ltd. (Cayman Islands) (a)	1,432,302
TECHNOLOGY SERVICES SECTOR - 4.5%
	Packaged Software - 4.5%
23,050	SAP SE (Germany) (a)	3,148,809
	Total common stocks (cost $56,523,600)	63,772,517

PREFERRED STOCK - 4.7% (1)
ELECTRONIC TECHNOLOGY SECTOR - 4.7%
	Telecommunications Equipment - 4.7%
72,500	Samsung Electronics Co. Ltd. (South Korea) (a)	3,289,999
	Total preferred stock (cost $3,148,394)	3,289,999
	Total long-term investments (cost $59,671,994)	67,062,516

SHORT-TERM INVESTMENT - 4.1% (1)
	Money Market Fund - 4.1%
2,873,335	First American Treasury Obligations Fund, Cl X, 5.04% (3)	2,873,335
	Total short-term investments (cost $2,873,335)	2,873,335
	Total investments - 99.6% (cost $62,545,329)	69,935,851
	Other assets, less liabilities - 0.4% (1)	268,862
	TOTAL NET ASSETS - 100.0%	$70,204,713

(a)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours, and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of June 30, 2023 the aggregate value of these securities was $59,909,017.

(1)	Percentages for the various classifications relate to total net assets.
(2)	Non-income producing security.
(3)	The rate quoted is the annualized 7-day yield as of June 30, 2023.
PLC	- Public Limited Company

FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2023, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks [1]	$7,153,499
Level 1 - Money Market Fund	2,873,335
Total Level 1	10,026,834
Level 2 - Common Stocks [1]	56,619,018
Level 2 - Preferred Stocks [1]	3,289,999
Total Level 2	59,909,017
Level 3 -	-
Total Assets	69,935,851
Total	$69,935,851

[1] See the Schedule of Investments for investments detailed by industry classifications.